BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
BORROWINGS
Schedule of borrowings

	As of December 31,
	2020	2021

	(HK$ in thousands)
Borrowings from:
Banks (1)	5,182,620	6,357,405
Other financial institutions	300,198	—
Total	5,482,818	6,357,405